UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies
                  Investment Company Act File Number: 811-1884



                                   Endowments
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: January 31, 2004





                                 Patrick F. Quan
                          Vice President and Secretary
                                   Endowments
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - CAPITAL RESEARCH AND MANAGEMENT (SM)]

ENDOWMENTS

Investments for nonprofit institutions

Semi-annual report for the six months ended January 31, 2004

ENDOWMENTS (SM) is managed by Capital Research and Management Company, which also manages the 29 American Funds,(R) the nation's third-largest mutual fund family. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

RESULTS AT A GLANCE (with all distributions reinvested)


                                                Standard &           Lipper                            Lehman           Lipper
                                 Growth         Poor's 500          Growth &                          Brothers          A-Rated
                               and Income        Composite        Income Funds        Bond            Aggregate       Bond Funds
                                Portfolio         Index*              Index         Portfolio        Bond Index*         Index
Total return for the
six months ended
January 31, 2004                 +15.3%           +15.2%             +15.4%           +6.3%             +4.5%            +4.8%

*Unmanaged

Here are the total returns and average annual total returns with all distributions reinvested for periods ended December 31, 2003 (the most recent calendar quarter): Growth and Income Portfolio-- 10 years: +214.82%, or +12.15% a year; 5 years: +43.57%, or +7.50% a year; 12 months: +28.70%. Bond Portfolio-- 10 years: +88.59%, or +6.55% a year; 5 years: +39.85%, or +6.94% a year; 12 months: +9.66%.

BOND PORTFOLIO'S 30-DAY YIELD AS OF FEBRUARY 29, 2004, CALCULATED IN ACCORDANCE WITH THE SECURITIES AND EXCHANGE COMMISSION FORMULA, WAS 3.72%.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/ENDOWMENTS.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

DEAR SHAREHOLDERS:

We are pleased to report to you at the midpoint of our 2004 fiscal year.

GROWTH AND INCOME PORTFOLIO

For the six months ended January 31, 2004, the Growth and Income Portfolio posted a total return of 15.3%.* Over the same period, the Lipper Growth & Income Funds Index rose 15.4% and the unmanaged Standard & Poor's 500 Composite Index was up 15.2%.

The past six months have been a very strong period for stocks, spurred by a broadening recovery in the underlying economy. Equity investors were encouraged by a sharp improvement in corporate earnings, as revenue growth and cost-cutting helped to expand cash flows and margins. Corporate earnings were also driven higher by the sharp decline in the dollar and continued low interest rates. In this environment, stocks have risen some 49% over the 15 months since the market's low in October 2002.

On balance, the portfolio remains positioned much as it was at the beginning of the year. Retailing, at roughly 9% of assets, remains the fund's largest industry, as it was six months ago. During this recent period, Wal-Mart was purchased and is now one of the fund's 10 largest holdings. When adding new companies to the portfolio, as always, we look for attractive long-term growth opportunities with reasonable valuations.

Our holdings in the technology sector were among the strongest contributors to the fund's return. Our exposure to technology has remained at roughly 15%, about the same as six months earlier. We made slight reductions to the portfolio's holdings in the aerospace and defense and pharmaceuticals industries. Defense was reduced from just over 6% of assets six months ago to roughly 4.4% of assets at the close of the fiscal period, while drug and biotechnology stocks accounted for just over 7% of assets at the close of the fiscal period.

*All   percentage   gain/loss   figures  used  throughout  this  letter  include
reinvestment of all distributions.

The percentage of net assets in equities remained at nearly 91% on January 31. The remainder was held in interest-bearing cash equivalents.

BOND PORTFOLIO

The Bond Portfolio posted a total return of 6.3% for the six-month period ended January 31, 2004. This compares quite favorably with the 4.8% return for the average of 205 corporate A-rated bond funds tracked by Lipper. The unmanaged Lehman Brothers Aggregate Bond Index was up 4.5%.

Corporate bonds posted very strong returns for the six months. The improving economy and outlook for corporate earnings, combined with a very attractive yield advantage relative to Treasuries, made corporate bonds an enticing option for many investors. The Bond Portfolio invests only in bonds rated investment grade at the time of purchase. It was the lower quality segment of the investment-grade market that provided the best returns over the six-month period. In particular, bonds from utility, media, telecommunications and automobile companies made positive contributions to the fund's return. Despite the strength shown by these bonds, we have continued to find attractive values within the corporate bond universe and increased our corporate bond holdings over the period. The Bond Portfolio held about 63% of assets in corporate bonds on January 31, up from roughly 58% six months earlier.

[Begin Sidebar]
Figures shown are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com/endowments.
[End Sidebar]

Increasing investor optimism and the higher yields offered by corporate bonds led us to reduce our holdings of U.S. Treasuries to just over 13%, down from just under 19% six months ago. Mortgage-backed securities accounted for approximately 11% of net assets at January 31, down slightly from six months ago.

With interest rates at 40-year lows, we continue to maintain a fairly cautious position with an average maturity of seven years. In total, the Bond Portfolio held roughly 98% of assets in bonds at the close of the period, about the same percentage as six months earlier. The remainder was held in interest-bearing cash equivalents.

As always, we welcome your comments and questions.

Cordially,

/s/ Robert G. O'Donnell    /s/ Claudia P. Huntington
Robert G. O'Donnell        Claudia P. Huntington
Chairman of the Board      President

February 27, 2004



INVESTMENT PORTFOLIO, January 31, 2004

GROWTH AND INCOME PORTFOLIO                                          unaudited

                                                                                               Percent
INDUSTRY GROUP DIVERSIFICATION                                                           of net assets

RETAILING                                                                                        8.73 %
FOOD, BEVERAGE & TOBACCO                                                                         7.76
PHARMACEUTICALS & BIOTECHNOLOGY                                                                  7.20
TECHNOLOGY HARDWARE & EQUIPMENT                                                                  6.22
ENERGY                                                                                           5.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                         4.63
BANKS                                                                                            4.56
AEROSPACE & DEFENSE                                                                              4.37
INSURANCE                                                                                        4.04
UTILITIES                                                                                        3.39
TELECOMMUNICATION SERVICES                                                                       3.30
MATERIALS                                                                                        3.12
DIVERSIFIED FINANCIALS                                                                           3.00
HOUSEHOLD & PERSONAL PRODUCTS                                                                    2.72
SOFTWARE & SERVICES                                                                              2.62
MEDIA                                                                                            2.53
THRIFTS & MORTGAGE FINANCE                                                                       2.06
COMMERCIAL SERVICES & SUPPLIES                                                                   1.85
INDUSTRIAL CONGLOMERATES                                                                         1.52
MACHINERY                                                                                        1.32
HEALTH CARE EQUIPMENT & SUPPLIES                                                                 1.12
AUTOMOBILES & COMPONENTS                                                                          .95
HOTELS, RESTAURANTS & LEISURE                                                                     .87
REAL ESTATE                                                                                       .85
TRANSPORTATION                                                                                    .72
HEALTH CARE PROVIDERS & SERVICES                                                                  .70
ELECTRICAL EQUIPMENT                                                                              .58
Equity securities in initial period of acquisition                                               3.85
                                                                                                90.53

Short-term securities                                                                            8.48

Other assets less liabilities                                                                     .99

Net assets                                                                                     100.00 %



                                                               PERCENT
                                                                OF NET
LARGEST EQUITY HOLDINGS                                         ASSETS

Altria Group                                                     2.82 %
General Dynamics                                                 2.37
Eli Lilly                                                        2.15
Texas Instruments                                                1.77
Lowe's Companies                                                 1.63
Wal-Mart Stores                                                  1.58
J.P. Morgan Chase                                                1.54
AstraZeneca                                                      1.53
General Electric                                                 1.52
Berkshire Hathaway                                               1.51


COMPANIES APPEARING IN THE PORTFOLIO SINCE JULY 31, 2003
Air Products and Chemicals
BellSouth
First Data
Procter & Gamble
Rio Tinto
SunTrust Banks
Symbol Technologies
Wal-Mart Stores


COMPANIES ELIMINATED FROM THE PORTFOLIO SINCE July 31, 2003
Caterpillar
Chubb
Electronic Data Systems
First American
Goodyear Tire & Rubber
H.J. Heinz
Honeywell International
May Department Stores
Mercury General
NIKE



                                                                                            Shares
                                                                                      or principal          Market
EQUITY SECURITIES  -  90.53%                                                                amount           value

RETAILING  -  8.73%
Lowe's Companies, Inc.                                                                      27,000   $   1,445,850
Wal-Mart Stores, Inc.                                                                       26,000       1,400,100
Walgreen Co.                                                                                34,000       1,174,700
Target Corp.                                                                                28,000       1,062,880
Dollar General Corp.                                                                        43,000         955,460
Gap, Inc.                                                                                   35,000         650,300
Albertson's, Inc.                                                                           25,000         584,000
TJX Companies, Inc.                                                                         20,000         459,800
                                                                                                         7,733,090

FOOD, BEVERAGE & TOBACCO  -  7.76%
Altria Group, Inc.                                                                          45,000       2,501,550
Sara Lee Corp.                                                                              50,000       1,066,000
PepsiCo, Inc.                                                                               20,000         945,200
Coca-Cola Co.                                                                               15,000         738,600
General Mills, Inc.                                                                         14,000         636,020
Wm. Wrigley Jr. Co.                                                                         10,000         562,700
Del Monte Foods Co.(1)                                                                      40,000         430,400
                                                                                                         6,880,470

PHARMACEUTICALS & BIOTECHNOLOGY  -  7.20%
Eli Lilly and Co.                                                                           28,000       1,905,120
AstraZeneca PLC (ADR) (United Kingdom)                                                      28,000       1,351,560
Johnson & Johnson                                                                           17,000         908,140
Pfizer Inc                                                                                  22,000         805,860
Merck & Co., Inc.                                                                           16,000         761,600
Bristol-Myers Squibb Co.                                                                    23,000         645,150
                                                                                                         6,377,430

TECHNOLOGY HARDWARE & EQUIPMENT  -  6.22%
Cisco Systems, Inc.(1)                                                                      50,000       1,282,000
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                  $    1,000,000       1,247,500
International Business Machines Corp.                                                        9,000         893,070
Symbol Technologies, Inc.                                                                   50,000         865,000
Nokia Corp. (ADR) (Finland)                                                                 23,000         475,180
Dell Inc.(1)                                                                                12,000         401,640
EMC Corp.(1)                                                                                25,000         351,000
                                                                                                         5,515,390

ENERGY  -  5.95%
Exxon Mobil Corp.                                                                           30,000       1,223,700
ChevronTexaco Corp.                                                                         11,000         949,850
Canadian Oil Sands Trust (Canada)                                                           15,916         564,699
Canadian Oil Sands Trust(2)                                                                 10,000         354,800
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                               18,000         853,200
Marathon Oil Corp.                                                                          22,000         714,560
Schlumberger Ltd.                                                                           10,000         611,800
                                                                                                         5,272,609

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.63%
Texas Instruments Inc.                                                                      50,000       1,567,500
Agere Systems Inc. 6.50% convertible notes 2009                                      $     500,000         793,750
Applied Materials, Inc.(1)                                                                  30,000         652,800
Linear Technology Corp.                                                                     15,000         600,000
Intel Corp.                                                                                 16,000         489,600
                                                                                                         4,103,650

BANKS  -  4.56%
Wells Fargo & Co.                                                                           20,000       1,148,200
FleetBoston Financial Corp.                                                                 20,000         891,600
Fulton Financial Corp.                                                                      39,791         862,271
SunTrust Banks, Inc.                                                                         8,000         578,880
PNC Financial Services Group, Inc.                                                          10,000         565,100
                                                                                                         4,046,051

AEROSPACE & DEFENSE  -  4.37%
General Dynamics Corp.                                                                      23,000       2,102,890
Northrop Grumman Corp.                                                                      11,964       1,157,039
Raytheon Co.                                                                                20,000         610,200
                                                                                                         3,870,129

INSURANCE  -  4.04%
Berkshire Hathaway Inc., Class A(1)                                                             15       1,342,350
Jefferson-Pilot Corp.                                                                       15,000         770,100
American International Group, Inc.                                                          11,000         763,950
Manulife Financial Corp. (Canada)                                                           20,000         707,400
                                                                                                         3,583,800

UTILITIES  -  3.39%
Duke Energy Corp.                                                                           50,000       1,086,500
NSTAR                                                                                       18,000         881,100
Progress Energy, Inc.                                                                       12,000         537,360
FirstEnergy Corp.                                                                           13,267         497,778
                                                                                                         3,002,738

TELECOMMUNICATION SERVICES  -  3.30%
AT&T Wireless Services, Inc.(1)                                                            100,000       1,105,000
Sprint Corp. - FON Group                                                                    46,000         800,860
ALLTEL Corp.                                                                                12,000         584,160
BellSouth Corp.                                                                             15,000         438,450
                                                                                                         2,928,470

MATERIALS  -  3.12%
Rio Tinto PLC (United Kingdom)                                                              32,000         851,519
Air Products and Chemicals, Inc.                                                            13,000         648,830
International Paper Co.                                                                     15,000         634,050
Dow Chemical Co.                                                                            15,000         629,250
                                                                                                         2,763,649

DIVERSIFIED FINANCIALS  -  3.00%
J.P. Morgan Chase & Co.                                                                     35,000       1,361,150
American Express Co.                                                                        25,000       1,296,000
                                                                                                         2,657,150

HOUSEHOLD & PERSONAL PRODUCTS  -  2.72%
Avon Products, Inc.                                                                         17,000       1,076,440
WD-40 Co.                                                                                   23,900         728,950
Procter & Gamble Co.                                                                         6,000         606,480
                                                                                                         2,411,870

SOFTWARE & SERVICES  -  2.62%
Microsoft Corp.                                                                             27,000         746,550
Automatic Data Processing, Inc.                                                             15,000         641,250
First Data Corp.                                                                            15,000         587,400
Oracle Corp.(1)                                                                             25,000         345,250
                                                                                                         2,320,450

MEDIA  -  2.53%
Time Warner Inc.(1)                                                                         75,000       1,317,750
Gannett Co., Inc.                                                                            6,000         514,260
Comcast Corp., Class A(1)                                                                   12,000         409,440
                                                                                                         2,241,450

MORTGAGE FINANCE  -  2.06%
Fannie Mae                                                                                  14,000       1,079,400
Freddie Mac                                                                                 12,000         749,040
                                                                                                         1,828,440

COMMERCIAL SERVICES & SUPPLIES  -  1.85%
Avery Dennison Corp.                                                                        15,000         932,400
ServiceMaster Co.                                                                           65,000         705,250
                                                                                                         1,637,650

INDUSTRIAL CONGLOMERATES  -  1.52%
General Electric Co.                                                                        40,000       1,345,200


MACHINERY  -  1.32%
Illinois Tool Works Inc.                                                                    15,000       1,171,500


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.12%
Becton, Dickinson and Co.                                                                   22,000         991,320


AUTOMOBILES & COMPONENTS  -  0.95%
General Motors Corp.                                                                        17,000         844,560


HOTELS, RESTAURANTS & LEISURE  -  0.87%
McDonald's Corp.                                                                            30,000         772,200


REAL ESTATE  -  0.85%
Boston Properties, Inc.                                                                      8,000         400,240
Equity Residential                                                                          12,000         349,200
                                                                                                           749,440

TRANSPORTATION  -  0.72%
Burlington Northern Santa Fe Corp.                                                          20,000         642,600


HEALTH CARE PROVIDERS & SERVICES  -  0.70%
CIGNA Corp.                                                                                 10,000         620,200


ELECTRICAL EQUIPMENT  -  0.58%
Emerson Electric Co.                                                                         8,000         511,200


MISCELLANEOUS  -  3.85%
Other equity securities in initial period of acquisition                                                 3,411,623


TOTAL EQUITY SECURITIES (cost: $65,293,912)                                                             80,234,329



                                                                                         Principal
                                                                                            amount          Market
SHORT-TERM SECURITIES  -  8.48%                                                               (000)          value

CORPORATE SHORT-TERM NOTES  -  5.43%
BellSouth Corp. 0.99% due 2/12/2004 (2)                                               $      1,200   $   1,199,604
Park Avenue Receivables Corp. 1.02% due 2/23/2004 (2)                                        1,000         999,348
Harley-Davidson Funding Corp. 1.00% due 3/24/2004 (2)                                          900         898,648
E.I. DuPont de Nemours & Co. 1.01% due 4/2/2004                                                700         698,726
Kimberly-Clark Worldwide Inc. 1.01% due 2/2/2004 (2)                                           518         517,971
Household Finance Corp. 1.03% due 3/29/2004                                                    500         499,156
                                                                                                         4,813,453

U.S. TREASURIES  -  1.58%
U.S. Treasury Bills 0.885% due 2/12/2004                                                     1,400       1,399,613


FEDERAL AGENCY DISCOUNT NOTES  -  1.47%
Federal Home Loan Bank 0.96% due 2/13/2004                                                   1,300       1,299,549



TOTAL SHORT-TERM SECURITIES (cost: $7,512,672)                                                           7,512,615


TOTAL INVESTMENT SECURITIES (cost: $72,806,584)                                                         87,746,944
Other assets less liabilities                                                                              874,219

NET ASSETS                                                                                             $88,621,163

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements





INVESTMENT PORTFOLIO, January 31, 2004
BOND PORTFOLIO


                                                                                                    Principal
                                                                                                  amount (000)        Market
BONDS, NOTES & preferred stocks  -  97.84%                                                          or shares          value

BANKS  -  10.78%
Household Finance Corp.:
 6.75% 2011                                                                                      $        400 $       455,098
 6.375% 2011                                                                                              125        139,393
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
    preferred (undated) (1)  (2)                                                                          400        595,054
Washington Mutual, Inc. 5.625% 2007                                                                       375        403,554
Washington Mutual Bank, FA 6.875% 2011                                                                    250        286,552
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)                          375        429,543
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)                              150        189,318
Barclays Bank PLC: (1)  (2)
 6.86% callable perpetual core tier one notes (undated)                                                   350        388,956
 7.375% (undated)                                                                                         125        147,247
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                            375        427,254
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(1)(2)                          360        406,189
HBOS PLC 5.375% (undated) (1)                                                                             250        254,533
HBOS Treasury Services PLC 3.75% 2008 (1)                                                                 125        125,617
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                                  250        296,755
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                             10,000 shares 284,100
UFJ Finance Aruba AEC 6.75% 2013                                                                 $        250        268,300
UnionBanCal Corp. 5.25% 2013                                                                              250        255,288
Bayerische Landesbank, Series F, 2.50% 2006                                                               250        253,594
Abbey National PLC 7.35% (undated) (2)                                                                    200        221,476
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
    preference shares (undated) (1)  (2)                                                                  125        145,200
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (2)                                 125        144,555
Royal Bank of Scotland Group PLC, Series 3, 7.816% (undated)                                              125        137,126
J.P. Morgan Chase & Co. 5.75% 2013                                                                        125        134,114
                                                                                                                   6,388,816

TELECOMMUNICATION SERVICES  -  7.82%
Sprint Capital Corp.:
 6.375% 2009                                                                                              500        539,597
 7.625% 2011                                                                                              350        398,412
 8.375% 2012                                                                                              125        147,753
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                              450        525,807
 8.125% 2012                                                                                              200        237,220
AT&T Corp. 8.05% 2011                                                                                     450        522,220
Telecom Italia SpA, Series B, 5.25% 2013 (1)                                                              375        374,798
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                              Euro                    340,832
Verizon Global Funding Corp. 7.25% 2010                                                          $        250        288,661
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           250        267,404
Qwest Services Corp. 13.50% 2010 (1)                                                                      176        212,960
France Telecom 9.00% 2011                                                                                 150        180,847
British Telecommunications PLC 8.375% 2010                                                                125        151,723
Koninklijke KPN NV 8.00% 2010                                                                             125        150,047
Vodafone Group PLC 7.75% 2010                                                                             125        148,152
TELUS Corp. 8.00% 2011                                                                                    125        147,701
VoiceStream Wireless Corp. 10.375% 2009                                                                     -            530
                                                                                                                   4,634,664

UTILITIES  -  5.93%
Exelon Generation Co., LLC 6.95% 2011                                                                     300        342,869
Commonwealth Edison Co., Series 99, 3.70% 2008                                                            125        126,878
Homer City Funding LLC 8.734% 2026 (3)                                                                    300        340,500
Midwest Generation, LLC, Series B, 8.56% 2016 (3)                                                         100        108,062
Duke Energy Corp., Series D, 7.375% 2010                                                                  250        287,722
Duke Capital Corp. 6.25% 2013                                                                             125        131,443
FPL Energy American Wind, LLC 6.639% 2023 (1)  (3)                                                        300        315,499
Cilcorp Inc. 9.375% 2029                                                                                  225        307,567
AES Ironwood, LLC 8.857% 2025 (3)                                                                         245        273,894
NiSource Finance Corp. 7.625% 2005                                                                        250        273,031
Constellation Energy Group, Inc. 6.125% 2009                                                              200        218,775
Tri-State Generation Pass Through Trust, Series 2003-A, 6.04% 2018 (1) (3)                                200        207,551
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                                 175        186,185
Progress Energy, Inc. 6.05% 2007                                                                          125        135,192
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               125        133,710
Southern Natural Gas Co. 8.00% 2032                                                                       125        128,437
                                                                                                                   3,517,315

INSURANCE  -  5.00%
International Lease Finance Corp.:
 5.875% 2013                                                                                              300        321,158
 3.75% 2007                                                                                               300        304,653
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                        125        136,940
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (3)                                                  500        625,321
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (2)                                250        304,002
ReliaStar Financial Corp. 8.00% 2006                                                                      125        142,140
Allstate Corp. 6.75% 2018                                                                                 200        229,590
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                                      125        134,592
Nationwide Mutual Insurance Co. 7.875% 2033 (1)                                                           125        149,297
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007 (1)                                       125        133,374
Mangrove Bay Pass Through Trust 6.102% 2033 (1) (2)                                                       125        126,776
Hartford Financial Services Group, Inc. 2.375% 2006                                                       125        124,796
John Hancock Global Funding II 3.50% 2009 (1)                                                             125        123,891
MetLife, Inc. 3.911% 2005                                                                                 105        107,839
                                                                                                                   2,964,369

AUTOMOBILES & COMPONENTS  -  4.37%
Ford Motor Credit Co.:
 7.375% 2011                                                                                              650        713,060
 6.75% 2008                                                                                               300        318,016
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
    preferred 2032                                                                                      1,000 shares  53,650
General Motors Acceptance Corp.:
 6.875% 2011                                                                                     $        300        323,471
 6.125% 2007                                                                                              250        266,660
 8.00% 2031                                                                                               125        137,479
 7.75% 2010                                                                                               100        113,977
DaimlerChrysler North America Holding Corp.:
 6.50% 2013                                                                                               250        264,515
 7.30% 2012                                                                                               125        140,679
ArvinMeritor, Inc. 6.625% 2007                                                                            250        261,250
                                                                                                                   2,592,757

MATERIALS  -  4.18%
Weyerhaeuser Co. 6.75% 2012                                                                               375        416,556
Packaging Corp. of America 5.75% 2013                                                                     375        384,226
Georgia-Pacific Corp. 7.50% 2006                                                                          353        370,650
Inco Ltd. 7.20% 2032                                                                                      250        287,168
Equistar Chemicals, LP 8.75% 2009                                                                         250        258,125
Scotia Pacific Co. LLC, Series B:
 Class A-3, 7.71% 2028                                                                                    250        160,000
 Class A-1, 6.55% 2028 (3)                                                                                106         98,107
Norske Skogindustrier ASA 6.125% 2015 (1)                                                                 200        205,342
BHP Finance (USA) Ltd. 8.50% 2012                                                                         145        186,527
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                                   100        110,379
                                                                                                                   2,477,080

RETAILING  -  3.79%
J.C. Penney Co., Inc.:
 7.125% 2023                                                                                              757        815,667
 7.95% 2017                                                                                               400        458,000
 7.65% 2016                                                                                               325        359,125
Toys "R" Us, Inc.:
 7.875% 2013                                                                                              250        271,050
 7.375% 2018                                                                                              125        125,640
Office Depot, Inc. 6.25% 2013                                                                             200        213,837
                                                                                                                   2,243,319

HEALTH CARE EQUIPMENT & SERVICES  -  3.45%
HCA Inc.:
 5.25% 2008                                                                                               300        309,839
 6.95% 2012                                                                                               215        235,636
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                  260        286,744
HCA - The Healthcare Co. 8.75% 2010                                                                       125        151,113
Aetna Inc.:
 7.875% 2011 (4)                                                                                          550        655,730
 7.375% 2006                                                                                              125        137,537
Humana Inc. 7.25% 2006                                                                                    125        136,229
UnitedHealth Group Inc. 5.20% 2007                                                                        125        133,286
                                                                                                                   2,046,114

MEDIA  -  2.64%
Tele-Communications, Inc.:
 7.875% 2013                                                                                              250        298,252
 9.80% 2012                                                                                               215        282,053
Comcast Cable Communications, Inc. 8.375% 2007                                                            125        144,767
Univision Communications Inc. 7.85% 2011                                                                  125        148,938
Time Warner Inc. 7.625% 2031                                                                              125        144,147
Liberty Media Corp. 7.875% 2009                                                                           125        144,088
Clear Channel Communications, Inc. 6.625% 2008                                                            125        139,320
Cox Radio, Inc. 6.625% 2006                                                                               125        135,041
Gannett Co., Inc. 4.95% 2005                                                                              125        129,635
                                                                                                                   1,566,241

REAL ESTATE  -  2.03%
EOP Operating LP:
 8.10% 2010                                                                                               125        148,381
 6.75% 2012                                                                                               125        140,695
Hospitality Properties Trust 6.75% 2013                                                                   215        227,675
Rouse Co. 7.20% 2012                                                                                      125        142,461
ProLogis Trust 7.05% 2006                                                                                 125        139,112
United Dominion Realty Trust, Inc. 6.50% 2009                                                             125        138,626
First Industrial, LP 6.875% 2012                                                                          125        137,784
Simon Property Group, LP 4.875% 2010                                                                      125        129,626
                                                                                                                   1,204,360

INDUSTRIAL CONGLOMERATES  -  1.99%
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                                       375        415,585
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
    securities (1)                                                                                     10,000 shares 275,000
General Electric Capital Corp., Series A:
 6.00% 2012                                                                                     $         125        136,937
 5.375% 2007                                                                                              125        134,424
Tyco International Group SA 6.375% 2011                                                                   200        215,283
                                                                                                                   1,177,229


TECHNOLOGY HARDWARE & EQUIPMENT  -  1.97%
Solectron Corp. 0% LYON convertible notes 2020                                                          1,300        763,750
Motorola, Inc. 8.00% 2011                                                                                 225        270,171
Jabil Circuit, Inc. 5.875% 2010                                                                           125        132,884
                                                                                                                   1,166,805

DIVERSIFIED FINANCIALS  -  1.71%
CIT Group Inc.:
 7.375% 2007                                                                                              250        282,970
 7.75% 2012                                                                                               125        149,368
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                         300        315,609
AT&T Capital Corp., Series F, 6.60% 2005                                                                  250        263,707
                                                                                                                   1,011,654

CONSUMER DURABLES & APPAREL  -  1.65%
Toll Brothers, Inc. 6.875% 2012                                                                           375        419,772
MDC Holdings, Inc. 5.50% 2013                                                                             250        253,332
Centex Corp. 4.75% 2008                                                                                   150        155,616
Pulte Homes, Inc. 8.125% 2011                                                                             125        149,039
                                                                                                                     977,759

FOOD & STAPLES RETAILING  -  1.19%
Delhaize America, Inc. 8.125% 2011                                                                        375        431,250
SUPERVALU INC 7.50% 2012                                                                                  125        144,207
CVS Corp. 6.117% 2013 (1)  (3)                                                                            120        130,533
                                                                                                                     705,990

CONSUMER FINANCE  -  1.15%
Capital One Bank:
 6.65% 2004                                                                                               250        251,491
 8.25% 2005                                                                                               100        108,272
MBNA Corp., Series B, 1.963% 2027 (2)                                                                     200        189,231
USA Education, Inc. 5.625% 2007                                                                           125        135,033
                                                                                                                     684,027


CAPITAL GOODS  -  0.71%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
    6.664% 2013 (1)  (3)                                                                                  266        295,021
John Deere Capital Corp. 3.90% 2008                                                                       125        127,871
                                                                                                                     422,892

SOFTWARE & SERVICES  -  0.68%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                              250        275,082
 Series B, 6.00% 2013 (2)                                                                                 125        125,844
                                                                                                                     400,926

HOTELS, RESTAURANTS & LEISURE  -  0.64%
Hyatt Equities, LLC 6.875% 2007 (1)                                                                       125        134,551
Carnival Corp. 3.75% 2007 (1)                                                                             125        126,312
MGM Mirage, Inc. 8.50% 2010                                                                               100        116,500
                                                                                                                     377,363

COMMERCIAL SERVICES & SUPPLIES  -  0.49%
Cendant Corp. 7.375% 2013                                                                                 250        289,741


PHARMACEUTICALS & BIOTECHNOLOGY  -  0.43%
Schering-Plough Corp. 5.30% 2013                                                                          250        256,999


TRANSPORTATION  -  0.41%
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024 (3)                             125        120,253
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
    insured, 5.70% 2023 (1)  (3)                                                                          103        108,315
Jet Equipment Trust, Series 1994-A, 11.79% 2013 (1)  (5)                                                  750         15,000
                                                                                                                     243,568

ASSET-BACKED OBLIGATIONS (3)  -  5.40%
Northwest Airlines, Inc.:
 Series 1999-3, Class G, 7.935% 2020                                                                      224        250,408
 Series 2001-1, Class A-1, 7.041% 2023                                                                    198        202,568
NWA Trust, Series 1994-2, Class A, 9.25% 2014                                                             149        159,396
Continental Airlines, Inc.:
 Series 2001-1, Class A-2, 6.503% 2011                                                                    300        303,380
 Series 2000-1, Class A-1, 8.048% 2022                                                                    220        230,279
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.87% 2008 (2)                                                    239        240,053
 Series 2000-1, Class A-2, 7.57% 2012                                                                     200        205,838
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                        250        279,284
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-2,
    2.871% 2023                                                                                           250        250,240
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
    2.41% 2010 (1)                                                                                        224        224,960
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
    Class A, 6.72% 2025                                                                                   189        179,740
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                           131        144,939
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
    5.16% 2033                                                                                             92         93,531
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027  (5)                                     239         50,284
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                           125        138,458
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
    Series 2003-5, Class A-2, 2.43% 2033                                                                  125        125,351
Chase Funding Trust, Series 2003-5, Class IA-2, 2.451% 2018                                               125        124,900
                                                                                                                   3,203,609

COLLATERALIZED MORTGAGE OBLIGATIONS - PRIVATELY ORGINATED (3) -  6.64%
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                    500        558,585
GS Mortgage Securities Corp. II, Series 1998-C1: (2)
 Class D, 7.421% 2030                                                                                     250        276,252
 Class E, 7.421% 2030                                                                                     250        260,398
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                          375        418,472
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                               306        320,091
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2,
    6.48% 2035                                                                                            250        282,343
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
    6.16% 2035                                                                                            250        276,360
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1:
  Class A-1B, 6.48% 2040                                                                                  125        138,875
  Class A-1A, 6.26% 2040                                                                                   83         87,127
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                  125        132,799
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                   125        149,747
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
    Series 1999-1, Class B, 7.619% 2031                                                                   125        146,829
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                    125        139,681
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3,
    6.869% 2029                                                                                           125        138,126
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (1)                                    123        129,248
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
    4.229% 2034                                                                                           125        125,763
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                     116        123,734
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.542% 2027 (1) (2)                          106        117,286
Bear Stearns ARM Trust, Series 2003-6, Class A-2, 4.073% 2033 (2)                                         112        113,687
                                                                                                                   3,935,403

FEDERAL AGENCY OBLIGATIONS - MORTGAGE PASS-THROUGHS (3)  -  3.63%
Government National Mortgage Assn.:
 6.00% 2034                                                                                               370        383,094
 7.00% 2024 - 2032                                                                                        403        432,338
 7.50% 2023 - 2032                                                                                        195        211,027
 8.00% 2023 - 2031                                                                                        208        225,904
 8.50% 2008                                                                                                47         50,527
 10.00% 2020                                                                                              100        116,525
Fannie Mae:
 6.00% 2016                                                                                                60         63,489
 6.50% 2016 - 2031                                                                                        115        121,465
 7.00% 2026 - 2031                                                                                         91         96,064
 7.50% 2031                                                                                                28         30,290
Freddie Mac:
 6.00% 2032 - 2034                                                                                        395        407,764
 8.75% 2008                                                                                                13         13,693
                                                                                                                   2,152,180

FEDERAL AGENCY OBLIGATIONS - COLLATERALIZED MORTGAGE OBLIGATIONS (3) -  0.99%
Freddie Mac:
 Series T-056, Class A-2A, 2.842% 2036                                                                    250        249,267
 Series T-042, Class A-2, 5.50% 2042                                                                       68         68,565
Fannie Mae:
 Series 2001-20, Class C, 11.887% 2031 (2)                                                                 86        101,472
 Series 2001-4, Class GA, 10.211% 2025 (2)                                                                 86         98,238
 Series 2001-T10, Class A-1, 7.00% 2041                                                                    66         71,052
                                                                                                                     588,594

FEDERAL AGENCY OBLIGATIONS - OTHER -  2.38%
Fannie Mae 7.00% 2005 (4)                                                                                 750        807,480
Freddie Mac:
 5.75% 2010                                                                                  Euro                    342,447
 4.25% 2005                                                                                      $        250        259,148
                                                                                                                   1,409,075

U.S. TREASURY NOTES & BONDS  -  13.20%
 11.625% November 2004                                                                                  1,765      1,908,124
 5.75% November 2005                                                                                    1,750      1,874,688
 3.00% November 2007                                                                                    1,250      1,264,063
 3.375% January 2007  (6)                                                                                 611        665,018
 14.00% November 2011                                                                                     450        592,241
 4.375% August 2012                                                                                       250        257,148
 11.250% February 2015                                                                                    400        644,876
 6.875% August 2025                                                                                       500        620,780
                                                                                                                   7,826,938

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.30%
United Mexican States Government Eurobonds 11.375% 2016                                                   125        178,125


MUNICIPAL OBLIGATIONS  -  2.29%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
    Asset-backed Bonds:
 Series 2003, 4.375% 2019                                                                                 300        293,391
 Series 2003, 6.125% 2024                                                                                 125        122,009
 Series 2002, 5.75% 2032                                                                                  125        118,399
State of California, Golden State Tobacco Securitization Corp., Tobacco
    Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                             325        317,080
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
    Settlement Asset-backed Bonds, 6.125% 2027                                                            310        304,308
State of North Carolina, Eastern Municipal Power Agency, Power System Rev.
    Ref. Bonds, Federally Taxable, Series 2003-E, 5.55% 2014                                              125        123,774
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
    Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                 75         73,798
                                                                                                                   1,352,759


TOTAL BONDS, NOTES & PREFERRED STOCKS (cost: $54,475,562)                                                         57,996,671



                                                                                                    Principal
                                                                                                       amount         Market
SHORT-TERM SECURITIES  -  2.03%                                                                          (000)         value

CORPORATE SHORT-TERM NOTES  -  2.03%
Triple-A One Funding Corp. 1.01% due 2/2/2004 (1)                                              $       1,200 $      1,199,899



TOTAL SHORT-TERM SECURITIES (cost: $1,199,899)                                                                     1,199,899


TOTAL INVESTMENT SECURITIES (cost: $55,675,461)                                                                   59,196,570
Other assets less liabilities                                                                                         78,515

NET ASSETS                                                                                                       $59,275,085

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements


FINANCIAL STATEMENTS
                                                                     unaudited

STATEMENT OF ASSETS AND LIABILITIES
at January 31, 2004                                                                    Growth and Income                  Bond
                                                                                               Portfolio             Portfolio

ASSETS:
 Investment securities at market
  (cost: $72,806,584 and $55,675,461, respectively)                                          $87,746,944           $59,196,570
 Cash                                                                                            142,471                72,009
 Receivables for:
  Sales of investments                                                                         1,198,188               646,735
  Sales of funds' shares                                                                         115,849                    26
  Dividends and interest                                                                         120,636               818,052
 Other assets                                                                                      3,607                 3,592
  Total assets                                                                                89,327,695            60,736,984

LIABILITIES:
 Payables for:
  Purchases of investments                                                                       642,279             1,410,028
  Investment advisory services                                                                    37,504                25,115
  Other fees and expenses                                                                         26,749                26,756
  Total liabilities                                                                              706,532             1,461,899
NET ASSETS AT JANUARY 31, 2004                                                               $88,621,163           $59,275,085

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                            $75,228,035           $57,196,929
 Undistributed (distributions in excess of) net investment income                                109,281              (579,384)
 Accumulated net realized loss                                                                (1,656,481)             (863,979)
 Net unrealized appreciation                                                                  14,940,328             3,521,519
NET ASSETS AT JANUARY 31, 2004                                                               $88,621,163           $59,275,085

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding                                                                             6,156,666             3,456,290
Net asset value per share                                                                         $14.39                $17.15


See Notes to Financial Statements


STATEMENT OF OPERATIONS                                             unaudited
for the six months ended January 31, 2004
                                                                                       Growth and Income                  Bond
INVESTMENT INCOME:                                                                             Portfolio             Portfolio
 Income:
  Dividends (net of non-U.S. withholding
            tax of $5,523 on Growth and Income Portfolio)                                       $762,984               $23,112
  Interest                                                                                        70,491             1,701,901
  Total income                                                                                   833,475             1,725,013
 Fees and expenses:
  Investment advisory services                                                                   205,275               149,378
  Transfer agent services                                                                            173                   154
  Reports to shareholders                                                                          9,669                 9,669
  Registration statement and prospectus                                                           14,622                10,115
  Trustees' meetings                                                                               6,407                 6,407
  Auditing                                                                                        20,575                20,575
  Legal                                                                                            6,772                 6,772
  Custodian                                                                                          969                   660
  Other                                                                                            7,844                 7,932
  Total expenses                                                                                 272,306               211,662
 Net investment income                                                                           561,169             1,513,351

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                    376,750               595,754
  Non-U.S. currency transactions                                                                    (160)                1,018
                                                                                                 376,590               596,772
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                 10,796,892             1,523,989
  Non-U.S. currency translations                                                                     105                  (559)
                                                                                              10,796,997             1,523,430
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                      11,173,587             2,120,202
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                             $11,734,756            $3,633,553



See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six months ended    Year ended July 31
                                                                                      January 31, 2004 *                  2003

GROWTH AND INCOME PORTFOLIO

OPERATIONS:
 Net investment income                                                                          $561,169            $1,257,310
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                                 376,590            (1,290,096)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                           10,796,997             7,356,609
  Net increase in net assets
   resulting from operations                                                                  11,734,756             7,323,823

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                                                     (604,053)           (1,157,157)

CAPITAL SHARE TRANSACTIONS                                                                     1,578,019             6,729,168

TOTAL INCREASE IN NET ASSETS                                                                  12,708,722            12,895,834

NET ASSETS:
 Beginning of period                                                                          75,912,441            63,016,607
 End of period (including undistributed net investment
  income: $109,281 and $152,165, respectively)                                               $88,621,163           $75,912,441



BOND PORTFOLIO

                                                                                        Six months ended    Year ended July 31
                                                                                      January 31, 2004 *                  2003
OPERATIONS:
 Net investment income                                                                        $1,513,351            $2,964,984
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                                 596,772              (573,130)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                            1,523,430             3,036,755
  Net increase in net assets
   resulting from operations                                                                   3,633,553             5,428,609


DIVIDENDS PAID TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME AND CURRENCY GAINS                                                         (1,579,520)           (3,360,728)

CAPITAL SHARE TRANSACTIONS                                                                    (1,696,330)            6,719,202

TOTAL INCREASE IN NET ASSETS                                                                     357,703             8,787,083

NET ASSETS:
 Beginning of period                                                                          58,917,382            50,130,299
 End of period (including
  distributions in excess of net investment
  income: $579,384 and $513,215, respectively)                                               $59,275,085           $58,917,382

* Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - ENDOWMENTS (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; paydowns on investments; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds. As of January 31, 2004, the cost of investment securities for federal income tax purposes was $72,806,584 and $56,415,076 for Growth and Income Portfolio and Bond Portfolio, respectively.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:


                                                                            Growth and Income
                                                                                 Portfolio          Bond Portfolio
Undistributed net investment income and currency gains and losses                 $109,121                $352,504
Accumulated short-term capital losses                                          (1,183,809)             (1,395,453)
Accumulated long-term capital (losses) gains                                     (472,512)                 354,467
Gross unrealized appreciation on investment securities                          16,007,173               4,527,916
Gross unrealized depreciation on investment securities                         (1,066,813)             (1,746,422)

Accumulated short-term capital losses above include capital loss carryforwards of $625,799 and $1,043,860, expiring in 2010 and 2011, respectively, for Growth and Income Portfolio and capital loss carryforwards of $293,951, $505,754 and $513,950, expiring in 2008, 2009 and 2011, respectively, for Bond Portfolio. The capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term and long-term capital (losses) gains above are capital losses of $363,413 and $147,097 for Growth and Income Portfolio and Bond Portfolio, respectively, that were realized during the period November 1, 2002 through July 31, 2003.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the funds' investment adviser, is the parent company of American Funds Service Company ("AFS"), the funds' transfer agent.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the funds. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2004, no such fee reduction was required.

TRANSFER AGENT SERVICES - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated or unaffiliated officers or Trustees received any compensation directly from the trust. The unaffiliated Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the funds were as follows:

                                                                                                 Reinvestments of
                                                                Sales                      dividends and distributions
                                                       Amount            Shares                Amount          Shares
SIX MONTHS ENDED JANUARY 31, 2004
Growth and Income Portfolio                       $ 5,675,865           422,123             $ 469,885          35,289
Bond Portfolio                                      3,889,473           230,919             1,301,889          77,869

Year ended July 31, 2003
Growth and Income Portfolio                      $ 13,694,059         1,211,024             $ 905,266          79,171
Bond Portfolio                                      9,585,024           581,137             2,669,682         162,452




                                                              Repurchases                       Net increase (decrease)
                                                        Amount           Shares                Amount           Shares
SIX MONTHS ENDED JANUARY 31, 2004
Growth and Income Portfolio                       $ (4,567,731)        (339,456)          $ 1,578,019          117,956
Bond Portfolio                                      (6,887,692)        (408,058)           (1,696,330)         (99,270)

Year ended July 31, 2003
Growth and Income Portfolio                       $ (7,870,157)        (677,750)          $ 6,729,168          612,445
Bond Portfolio                                      (5,535,504)        (335,102)            6,719,202          408,487




6. RESTRICTED SECURITIES

The funds have invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2004, the total value of restricted securities was $3,970,371 and $9,926,630, which represented 4.48% and 16.75% of the net assets of Growth and Income Portfolio and Bond Portfolio, respectively.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $10,399,845 and $8,149,117 and sales of investment securities of $9,872,723 and $8,904,751, respectively, during the six months ended January 31, 2004. Short-term securities transactions were excluded.

The funds receive a reduction in their custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2004, the custodian fee of $969 and $660 for Growth and Income Portfolio and Bond Portfolio, respectively, were offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)


GROWTH AND INCOME PORTFOLIO

                                                                       Income (loss) from investment operations(3)
                                                                                             Net
                                                         Net asset                   gains(losses)
                                                            value,           Net    on securities       Total from
                                                         beginning    investment   (both realized       investment
                                                         of period        income   and unrealized)      operations

 Six months ended 1/31/2004 (2)                             $12.57          $.09            $1.83            $1.92
 Year ended 7/31/2003                                        11.61           .22              .94             1.16
 Year ended 7/31/2002                                        13.11           .23            (1.33)           (1.10)
 Year ended 7/31/2001                                        11.94           .30             1.81             2.11
 Year ended 7/31/2000                                        13.91           .37             (.89)            (.52)
 Year ended 7/31/1999                                        12.09           .37             1.79             2.16


BOND PORTFOLIO                                                             Income from investment operations(3)
                                                                                             Net
                                                         Net asset                   gains(losses)
                                                            value,           Net    on securities       Total from
                                                         beginning    investment   (both realized       investment
                                                         of period        income   and unrealized)      operations

 Six months ended 1/31/2004 (2)                             $16.57          $.43             $.60            $1.03
 Year ended 7/31/2003                                        15.93           .89              .77             1.66
 Year ended 7/31/2002                                        16.56           .99             (.53)             .46
 Year ended 7/31/2001                                        15.79          1.16              .77             1.93
 Year ended 7/31/2000                                        16.17          1.16             (.37)             .79
 Year ended 7/31/1999                                        16.93          1.14             (.84)             .30





GROWTH AND INCOME PORTFOLIO
                                                                 Dividends and distributions

                                                         Dividends
                                                         (from net    Distributions            Total     Net asset
                                                        investment    (from capital    dividends and    value, end
                                                            income)           gains)   distributions     of period

 Six months ended 1/31/2004 (2)                              $(.10)              $-            $(.10)       $14.39
 Year ended 7/31/2003                                         (.20)               -             (.20)        12.57
 Year ended 7/31/2002                                         (.24)            (.16)            (.40)        11.61
 Year ended 7/31/2001                                         (.34)            (.60)            (.94)        13.11
 Year ended 7/31/2000                                         (.34)           (1.11)           (1.45)        11.94
 Year ended 7/31/1999                                         (.34)               -             (.34)        13.91


BOND PORTFOLIO                                                    Dividends and distributions

                                                         Dividends
                                                         (from net    Distributions            Total     Net asset
                                                        investment    (from capital    dividends and    value, end
                                                            income)           gains)   distributions     of period

 Six months ended 1/31/2004 (2)                              $(.45)              $-            $(.45)       $17.15
 Year ended 7/31/2003                                        (1.02)               -            (1.02)        16.57
 Year ended 7/31/2002                                        (1.09)               -            (1.09)        15.93
 Year ended 7/31/2001                                        (1.16)               -            (1.16)        16.56
 Year ended 7/31/2000                                        (1.16)            (.01)           (1.17)        15.79
 Year ended 7/31/1999                                        (1.06)               -            (1.06)        16.17




GROWTH AND INCOME PORTFOLIO


                                                                                     Ratio of        Ratio of
                                                                    Net assets,      expenses      net income       Portfolio
                                                          Total   end of period    to average      to average        turnover
                                                         return    (in millions)   net assets      net assets            rate

 Six months ended 1/31/2004 (2)                          15.34%             $89          .66% (4)       1.37% (4)         13%
 Year ended 7/31/2003                                     10.18              76           .68            1.88              29
 Year ended 7/31/2002                                     (8.60)             63           .66            1.81              50
 Year ended 7/31/2001                                     18.23              61           .71            2.32              49
 Year ended 7/31/2000                                     (3.31)             50           .73            3.03              60
 Year ended 7/31/1999                                     18.21              52           .75 (5)        2.90              52


BOND PORTFOLIO

                                                                                     Ratio of        Ratio of
                                                                    Net assets,      expenses      net income       Portfolio
                                                          Total   end of period    to average      to average        turnover
                                                         return    (in millions)   net assets      net assets            rate

 Six months ended 1/31/2004 (2)                           6.31%             $59          .71% (4)       5.07% (4)         14%
 Year ended 7/31/2003                                     10.64              59           .71            5.38              25
 Year ended 7/31/2002                                      2.82              50           .70            6.07              70
 Year ended 7/31/2001                                     12.67              46           .75 (6)        7.18              48
 Year ended 7/31/2000                                      5.13              32           .75 (6)        7.31              59
 Year ended 7/31/1999                                      1.75              31           .75 (6)        6.84              54



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 2000 and 1999 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Annualized.
(5) Had CRMC not waived fees for investment advisory services, the fund's expense ratio would have been 0.79% for the fiscal year ended 1999.
(6) Had CRMC not waived fees for investment advisory services, the fund's expense ratio would have been 0.79%, 0.86% and 0.95% for the fiscal years ended 2001, 2000 and 1999, repectively.


See Notes to Financial Statements



[logo - CAPITAL RESEARCH AND MANAGEMENT (SM)]


OFFICE OF THE TRUST
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
P.O. Box 7650
San Francisco, CA 94120-7650

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 Grand Avenue
Los Angeles, CA 90071-3462

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

This report is for the information of shareholders of ENDOWMENTS, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

FOR MORE INFORMATION ABOUT ANY OF THE AMERICAN FUNDS, PLEASE ASK YOUR INVESTMENT PROFESSIONAL FOR A PROSPECTUS.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180, VISITING THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

THE CAPITAL GROUP COMPANIES

Capital International
Capital Guardian
Capital Research and Management
Capital Bank and Trust
American Funds

Lit. No. MFGESR-985-0304 (NLS)

Litho in USA SWD/PL/9141

(C) 2004 ENDOWMENTS

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        ENDOWMENTS


                                        By /s/ Robert G. O'Donnell
                                        ---------------------------------------
                                        Robert G. O'Donnell, Chairman and PEO
                                        Date: April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
   ---------------------------------------------------
   Robert G. O'Donnell, Chairman and PEO
   Date:  April 8, 2004



By /s/ Susi M. Silverman
   --------------------------------------------------
   Susi M. Silverman, Treasurer
   Date:  April 8, 2004